EMPLOYEE BENEFIT PLANS - Other long term benefits (Details) - Other long term benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Discount rate	11.75%	14.00%	8.00%
Actuarial gain (loss) from changes in financial assumptions	$ 33,545	$ 33,143
Inflation rate	6.35%	7.30%
Defined benefit obligation at present value
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 446,473	$ 465,744
Current service cost	48,790	24,106
Interest cost	54,878	39,973
Benefits paid	(55,257)	(44,601)
Net actuarial loss / (gain) due to changes in assumptions	38,497	(47,997)
Net actuarial loss / (gain) due to plan experience	18,721	2,369
Foreign currency translation effect	(8,892)	6,879
Defined obligation, unfunded as of December 31	$ 543,210	$ 446,473